1875 K Street, N.W. Washington, DC 20006-1238 Tel: 202 303 1000 Fax: 202 303 2000

August 6, 2019

VIA EDGAR

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	AB Multi-Manager Alternative Fund (the “Fund”)

Post-Effective Amendment No. 6 to Registration Statement on Form N-2

Securities Act File No. 333-218923 and

Investment Company Act File No. 811-22671

Ladies and Gentlemen:

On behalf of the Fund, and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the Fund hereby certifies that the prospectus that would have been filed under Rule 497(c) would not have differed from that filed as part of Post-Effective Amendment No. 6 (the “Amendment”) to the Fund’s Registration Statement on Form N-2 on July 31, 2019. That Amendment was declared effective by the SEC on July 31, 2019.

Any questions or comments on the Amendment should be directed to the undersigned at 202-303-1232.

Sincerely,

/s/ Neesa P. Sood
Neesa P. Sood

cc:	Eric C. Freed, Esq., AllianceBernstein L.P.

P. Jay Spinola, Esq., Willkie Farr & Gallagher LLP